Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Liabilities
Accrued Liabilities

10.    Accrued Liabilities

        Accrued liabilities consisted of the following at December 31 (in thousands):

	2011	2010
Accrued payroll	$1,109	$1,029
Accrued interest	10,543	16,863
Accrued expenses	24,465	52,810

Total	$36,117	$70,702

        The Company recorded accrued interest of $15.8 million as of December 31, 2010 in relation to the margin increase of its $700.0 million senior credit facility with Aegean Baltic Bank S.A., HSH Nordbank AG and Piraeus Bank in accordance with the Bank Agreement (refer to Note 13, Long-Term Debt), which was cash settled in March 2011.

        Accrued expenses mainly consisted of accrued realized losses of cash flow interest rate swaps (2011: $18.5 million, 2010: $19.5 million) and other accruals related to the operation of the Company's fleet (2011: $6.0 million, 2010: $8.5 million). In addition, accrued expenses of $24.8 million as of December 31, 2010 were cash settled during 2011 ($7.1 million of accrued interest to shipyards in relation to deferred progress payments, which were paid on delivery of the respective vessels in 2011, as well as $17.7 million of restructuring fees). Refer to Note 13, Long-term Debt, for further details on fees related to the Company's restructuring agreement.